JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 145.4% (97.6% of Total Investments)

	COMMON STOCKS – 99.6% (66.9% of Total Investments)

	Aerospace & Defense – 2.4%

20,763	General Dynamics Corp, (2)	$4,070,171

	Air Freight & Logistics – 3.5%

93,212	Deutsche Post AG, (5)	5,845,303

	Automobiles – 1.8%

56,335	General Motors Co, (3), (4)	2,969,418

	Banks – 14.7%

309,049	Bank Leumi Le-Israel BM, (5)	2,618,584
58,952	Citigroup Inc	4,137,251
257,687	ING Groep NV, Sponsored ADR	3,733,885
25,802	JPMorgan Chase & Co	4,223,529
233,187	Nordea Bank Abp, (3), (5)	3,022,253
317,489	Oversea-Chinese Banking Corp Ltd, (5)	2,673,489
89,245	Wells Fargo & Co	4,141,860
	Total Banks	24,550,851

	Biotechnology – 2.5%

37,805	AbbVie Inc	4,078,025

	Capital Markets – 1.5%

153,705	Deutsche Boerse AG, ADR, (4)	2,486,947

	Chemicals – 5.6%

15,789	Air Liquide SA, (5)	2,528,767
52,378	DuPont de Nemours Inc, (4)	3,561,180
51,008	Nutrien Ltd	3,310,728
	Total Chemicals	9,400,675

	Communications Equipment – 2.5%

77,289	Cisco Systems Inc, (2)	4,206,840

	Electrical Equipment – 1.6%

18,341	Eaton Corp PLC, (4)	2,738,495

	Energy Equipment & Services – 0.0%

3,683	Transocean Ltd, (3)	13,959

	Entertainment – 2.3%

2,099	Metro-Goldwyn-Mayer Inc, (3), (5)	274,839
7,375	Nintendo Co Ltd, (5)	3,524,384
	Total Entertainment	3,799,223

	Food & Staples Retailing – 2.3%

27,566	Walmart Inc, (4)	3,842,149

	Food Products – 1.4%

1,282,500	Tingyi Cayman Islands Holding Corp, (5)	2,384,567

	Health Care Equipment & Supplies – 2.4%

31,207	Medtronic PLC, (4)	3,911,797

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 4.4%

12,142	Anthem Inc	$4,526,538
40,512	Fresenius Medical Care AG & Co KGaA, (5)	2,841,684
6,140	Millennium Health LLC, (3), (6)	5,735
5,767	Millennium Health LLC, (3), (6)	4,810
	Total Health Care Providers & Services	7,378,767

	Hotels, Restaurants & Leisure – 1.7%

27,702	24 Hour Fitness Worldwide Inc, (5)	76,181
58,263	24 Hour Fitness Worldwide Inc, (3), (5)	116,526
17,841	Darden Restaurants Inc	2,702,376
	Total Hotels, Restaurants & Leisure	2,895,083

	Household Durables – 1.4%

49,088	PulteGroup Inc, (4)	2,254,121

	Industrial Conglomerates – 3.3%

33,210	Siemens AG, (5)	5,431,529

	Insurance – 5.1%

57,948	Ageas SA/NV, (5)	2,869,610
11,603	Allianz SE, (5)	2,599,601
11,995	Everest Re Group Ltd, (4)	3,008,106
	Total Insurance	8,477,317

	IT Services – 1.7%

13,451	Capgemini SE, (5)	2,789,424

	Media – 4.1%

14,015	Clear Channel Outdoor Holdings Inc, (3)	37,981
70,215	Comcast Corp, (2)	3,927,125
1	Cumulus Media Inc, (3)	12
165,600	Hakuhodo DY Holdings Inc, (5)	2,849,801
3,185	Tribune Co, (3), (5)	32
	Total Media	6,814,951

	Metals & Mining – 1.4%

90,221	BHP Group PLC, (5)	2,273,059

	Multi-Utilities – 3.2%

28,389	Dominion Energy Inc	2,072,965
277,251	National Grid PLC, (5)	3,303,644
	Total Multi-Utilities	5,376,609

	Oil, Gas & Consumable Fuels – 4.7%

32,045	Chevron Corp, (2), (4)	3,250,966
197,380	Enterprise Products Partners LP, (4)	4,271,303
3,057	Fieldwood Energy LLC, (3), (5)	305,700
	Total Oil, Gas & Consumable Fuels	7,827,969

	Personal Products–1.6%

44,500	Kao Corp, (5)	2,648,354

	Pharmaceuticals – 4.0%(2.7%

68,486	AstraZeneca PLC, Sponsored ADR, (4)	4,113,269
68,277	GlaxoSmithKline PLC, Sponsored ADR	2,608,864
	Total Pharmaceuticals	6,722,133

	Semiconductors & Semiconductor Equipment – 1.6%

997	Broadcom Inc, (4)	483,475
39,992	Intel Corp, (4)	2,130,774
	Total Semiconductors & Semiconductor Equipment	2,614,249

Shares	Description (1)	Value

	Software – 4.8%

14,192	Microsoft Corp	$4,001,009
46,397	Oracle Corp	4,042,570
	Total Software	8,043,579

	Specialty Retail – 4.4%

75,982	Industria de Diseno Textil SA, (5)	2,795,814
12,410	Lowe’s Cos Inc, (4)	2,517,492
1,698,000	Topsports International Holdings Ltd, 144A, (5)	1,928,421
	Total Specialty Retail	7,241,727

	Technology Hardware, Storage & Peripherals – 2.2%

63,198	Samsung Electronics Co Ltd, (5)	3,686,887

	Tobacco – 1.4%(0.9%

24,078	Philip Morris International Inc	2,282,354

	Trading Companies & Distributors – 1.5%

115,700	Mitsui & Co Ltd, (5)	2,530,009

	Wireless Telecommunication Services – 2.6%

16,052	SK Telecom Co Ltd, (5)	4,359,984
	Total Common Stocks (cost $127,549,378)	165,946,525

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS–30.1%(20.2% of Total Investments) (7)

	Aerospace & Defense – 0.2%

$77	Dynasty Acquisition Co., Inc., Term Loan B1	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	$75,818
42	Dynasty Acquisition Co., Inc., Term Loan B2	3.632%	3-Month LIBOR	3.500%	4/08/26	B-	40,762
250	Maxar Technologies Ltd., Term Loan B	2.840%	1-Month LIBOR	2.750%	10/05/24	B	248,321
369	Total Aerospace & Defense						364,901

	Airlines – 0.3%

225	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	226,218
17	American Airlines, Inc., Term Loan	2.084%	1-Month LIBOR	2.000%	12/14/23	Ba3	17,029
32	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	31,479
249	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	251,026
523	Total Airlines						525,752

	Auto Components – 0.4%

498	Adient US LLC, Term Loan B	3.584%	1-Month LIBOR	3.500%	4/08/28	BB-	499,426
127	Clarios Global LP, Term Loan B	3.337%	1-Month LIBOR	3.250%	4/30/26	B1	126,385
38	DexKo Global, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	37,816
7	DexKo Global, Inc., Term Loan B, (WI/DD), (10)	TBD	TBD	TBD	TBD	B1	7,203
670	Total Auto Components						670,830

	Building Products – 0.4%

156	Advanced Drainage Systems Inc, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Baa3	156,104
100	All-Star Bidco AB, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	99,937
373	Cornerstone Building Brands, Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	4/12/28	B+	373,049
629	Total Building Products						629,090

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Capital Markets – 0.0%

$79	RPI Intermediate Finance Trust, Term Loan B1	1.834%	1-Month LIBOR	1.750%	2/11/27	BBB-	$78,834

	Chemicals – 0.9%

597	Atotech B.V., Term Loan B, (DD1)	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	597,187
551	Axalta Coating Systems US Holdings Inc., Term Loan B3	1.882%	3-Month LIBOR	1.750%	6/01/24	BBB-	550,358
70	Diamond BC BV, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	70,141
243	H.B. Fuller Company, Term Loan B	2.087%	1-Month LIBOR	2.000%	10/21/24	BBB-	243,496
47	Lonza Group AG, Term Loan B	4.750%	6-Month LIBOR	4.000%	7/02/28	B2	47,083
21	Sparta U.S. HoldCo LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	8/02/28	B+	21,066
1,529	Total Chemicals						1,529,331

	Commercial Services & Supplies – 1.1%

75	Clean Harbors Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	75,156
510	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	509,158
351	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	352,018
51	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	50,757
101	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	6-Month LIBOR	2.750%	9/23/26	BB-	101,513
51	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	50,757
77	Prime Security Services Borrower, LLC, Term Loan, (DD1)	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	77,658
64	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	64,028
12	Trans Union, LLC, Term Loan B5	1.834%	1-Month LIBOR	1.750%	11/13/26	BBB-	11,942
25	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.500%	3-Month LIBOR	2.500%	2/28/25	B-	25,690
37	West Corporation, Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	B2	36,256
485	WEX Inc., Term Loan	2.334%	1-Month LIBOR	2.250%	4/01/28	Ba2	483,779
1,839	Total Commercial Services & Supplies						1,838,712

	Communications Equipment – 0.4%

76	CommScope, Inc., Term Loan B	3.336%	1-Month LIBOR	3.250%	4/04/26	Ba3	75,715
225	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	1-Month LIBOR	3.750%	6/02/28	B2	225,279
25	MetroNet Systems Holdings, LLC, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	6/02/28	B2	25,031
33	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	29,698
325	Univision Communications Inc., Term Loan C5	2.834%	1-Month LIBOR	2.750%	3/15/24	B	325,440
684	Total Communications Equipment						681,163

	Construction & Engineering – 0.9%

748	AECOM, Term Loan B	1.834%	1-Month LIBOR	1.750%	4/13/28	BBB-	749,154
350	Brown Group Holding, LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	4/22/28	B+	350,584
100	Centuri Group, Inc, Term Loan B	3.000%	3-Month LIBOR	2.500%	8/27/28	Ba2	100,083
200	FrontDoor Inc, Term Loan B	2.335%	1-Month LIBOR	2.250%	6/17/28	Ba2	199,625
40	Zurn Holdings Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	40,080
1,438	Total Construction & Engineering						1,439,526

	Containers & Packaging – 0.3%

45	Grinding Media Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	45,169
330	Reynolds Consumer Products LLC, Term Loan	1.834%	1-Month LIBOR	1.750%	2/04/27	BBB-	329,964
50	Reynolds Group Holdings Inc. , Term Loan B	4.000%	1-Month LIBOR	3.500%	9/24/28	B+	50,000
425	Total Containers & Packaging						425,133

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Distributors – 0.4%

$250	Core & Main LP, Term Loan B	2.586%	1-Month LIBOR	2.500%	6/10/28	Ba3	$249,428
396	Univar Solutions USA Inc., Term Loan B6	2.084%	1-Month LIBOR	2.000%	6/03/28	BBB-	395,354
646	Total Distributors						644,782

	Diversified Financial Services – 0.9%

24	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	24,163
748	Fleetcor Technologies Operating Company, LLC, Term Loan B4	1.834%	1-Month LIBOR	1.750%	4/30/28	BB+	747,325
330	Lions Gate Capital Holdings LLC, Term Loan B	2.334%	1-Month LIBOR	2.250%	3/24/25	Ba2	328,220
376	Verscend Holding Corp., Term Loan B	4.084%	1-Month LIBOR	4.000%	8/27/25	BB-	376,279
1,478	Total Diversified Financial Services						1,475,987

	Diversified Telecommunication Services – 0.9%

60	Altice France S.A., Term Loan B12	3.814%	3-Month LIBOR	3.688%	1/31/26	B	59,615
486	Altice France S.A., Term Loan B13	4.125%	3-Month LIBOR	4.000%	8/14/26	B	485,642
796	CenturyLink, Inc., Term Loan B	2.337%	1-Month LIBOR	2.250%	3/15/27	BBB-	787,963
12	Frontier Communications Corp., DIP Term Loan B	4.500%	3-Month LIBOR	3.750%	10/08/27	BB+	12,191
40	Intelsat Jackson Holdings S.A., Term Loan B4, (11)	8.750%	3-Month LIBOR	5.500%	1/02/24	N/R	40,763
64	Intelsat Jackson Holdings S.A., Term Loan B5, (11)	8.625%	Fixed	8.625%	1/02/24	N/R	65,201
1,458	Total Diversified Telecommunication Services						1,451,375

	Electric Utilities – 0.0%

3	Vistra Operations Company LLC, Term Loan, First Lien B3, (DD1)	1.834%	1-Month LIBOR	1.750%	12/31/25	BBB-	2,924

	Electrical Equipment – 0.3%

275	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	272,800
279	Ingram Micro Inc., Term Loan B	4.000%	3-Month LIBOR	3.500%	7/02/28	BB+	280,313
554	Total Electrical Equipment						553,113

	Entertainment – 0.3%

9	AMC Entertainment Holdings, Inc., Term Loan B	3.083%	1-Month LIBOR	3.000%	4/22/26	B-	8,615
297	Crown Finance US, Inc., Term Loan	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	245,273
40	Crown Finance US, Inc., Term Loan, (DD1)	3.750%	3-Month LIBOR	2.750%	9/20/26	CCC	33,095
27	Crown Finance US, Inc., Term Loan B1	9.250%	3-Month LIBOR	8.250%	5/23/24	B-	29,308
24	Metro-Goldwyn-Mayer Inc., Term Loan, First Lien	2.590%	1-Month LIBOR	2.500%	7/03/25	BB-	24,376
249	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	2.840%	1-Month LIBOR	2.750%	5/16/25	B	244,330
646	Total Entertainment						584,997

	Food Products – 0.4%

207	B&G Foods, Inc., Term Loan B4	2.584%	1-Month LIBOR	2.500%	10/10/26	BB	206,738
385	Froneri International Ltd., Term Loan	2.334%	1-Month LIBOR	2.250%	1/31/27	B+	381,253
100	Sycamore Buyer LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	99,812
692	Total Food Products						687,803

	Health Care Equipment & Supplies – 0.6%

499	Insulet Corporation, Term Loan B	3.750%	1-Month LIBOR	3.250%	5/04/28	Ba3	500,830
500	Mozart Borrower LP, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	499,062
999	Total Health Care Equipment & Supplies						999,892

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Health Care Providers & Services – 1.5%

$250	AHP Health Partners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	8/23/28	B1	$251,016
40	CHG Healthcare Services Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	40,107
166	Gates Global LLC, Term Loan B3	3.250%	1-Month LIBOR	2.500%	3/31/27	B+	166,375
496	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	498,793
50	Global Medical Response, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	50,256
329	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	332,302
226	Phoenix Guarantor Inc, Term Loan B	3.336%	1-Month LIBOR	3.250%	3/05/26	B1	224,499
249	Phoenix Guarantor Inc, Term Loan B3	3.585%	1-Month LIBOR	3.500%	3/05/26	B1	248,128
716	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.835%	1-Month LIBOR	3.750%	11/16/25	B1	715,540
32	Surgery Center Holdings, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	32,011
2,554	Total Health Care Providers & Services						2,559,027

	Health Care Technology – 0.5%

593	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	592,738
5	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	5,287
246	Zelis Healthcare Corporation, Term Loan	3.586%	1-Month LIBOR	3.500%	9/30/26	B	244,931
844	Total Health Care Technology						842,956

	Hotels, Restaurants & Leisure – 3.5%

915	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.837%	1-Month LIBOR	1.750%	11/19/26	BB+	905,047
119	24 Hour Fitness Worldwide, Inc., Exit Term Loan, (cash 0.132%, PIK 5.000%)	5.132%	3-Month LIBOR	5.000%	12/29/25	B3	103,154
48	All Day AcquisitionCo LLC, Term Loan	5.132%	3-Month LIBOR	5.000%	9/29/26	N/R	43,260
376	Aramark Services, Inc., Term Loan B3	1.834%	1-Month LIBOR	1.750%	3/11/25	BB+	368,921
375	Bally’s Corp., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	375,366
351	Caesars Resort Collection, LLC, Term Loan, First Lien B	2.834%	1-Month LIBOR	2.750%	12/22/24	B+	349,761
47	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.132%	3-Month LIBOR	7.000%	5/23/24	B-	57,556
994	Golden Nugget, Inc., Term Loan B	3.250%	2-Month LIBOR	2.500%	10/04/23	B	990,921
500	Hilton Grand Vacations Borrower LLC, Term Loan B	3.500%	1-Month LIBOR	3.000%	8/02/28	Ba1	501,750
261	Hilton Worldwide Finance, LLC, Term Loan B2	1.836%	1-Month LIBOR	1.750%	6/21/26	BBB-	259,395
149	IRB Holding Corp, Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	149,656
373	KFC Holding Co., Term Loan B	1.836%	1-Month LIBOR	1.750%	3/15/28	BBB-	373,625
436	Marriott Ownership Resorts, Inc., Term Loan B	1.834%	1-Month LIBOR	1.750%	8/31/25	Ba1	429,414
214	PCI Gaming Authority, Term Loan	2.584%	1-Month LIBOR	2.500%	5/31/26	BBB-	213,304
249	Scientific Games International, Inc., Term Loan B5	2.834%	1-Month LIBOR	2.750%	8/14/24	B+	247,919
200	SeaWorld Parks & Entertainment, Inc., Term Loan B	3.500%	1-Month LIBOR	3.000%	8/25/28	BB-	199,626
344	Stars Group Holdings B.V. (The), Term Loan	3.632%	3-Month LIBOR	2.250%	7/10/25	BBB	343,255
5,951	Total Hotels, Restaurants & Leisure						5,911,930

	Household Durables – 0.1%

94	Serta Simmons Bedding, LLC, Term Loan, (11)	8.500%	1-Month LIBOR	7.500%	8/10/23	B-	90,027
1	Weber-Stephen Products LLC, Term Loan B	4.000%	6-Month LIBOR	3.250%	10/30/27	B1	459
15	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	15,184
110	Total Household Durables						105,670

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Insurance – 0.9%

$246	Acrisure, LLC, Term Loan B	3.632%	3-Month LIBOR	3.500%	2/15/27	B	$244,403
498	Alliant Holdings Intermediate, LLC, Term Loan B3	4.250%	1-Month LIBOR	3.750%	11/06/27	B	498,800
200	Asurion LLC, Term Loan B6	3.209%	1-Month LIBOR	3.125%	11/03/23	Ba3	199,122
249	Asurion LLC, Term Loan B8	3.334%	1-Month LIBOR	3.250%	12/23/26	Ba3	245,370
150	Asurion LLC, Term Loan, Second Lien B4	5.334%	1-Month LIBOR	5.250%	1/15/29	B	149,494
197	Broadstreet Partners, Inc., Term Loan B	3.084%	1-Month LIBOR	3.000%	1/27/27	B1	195,005
1,540	Total Insurance						1,532,194

	Interactive Media & Services – 0.4%

748	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	743,535

	Internet & Direct Marketing Retail – 0.1%

249	CNT Holdings I Corp, Term Loan	4.500%	3-Month LIBOR	3.750%	11/08/27	B	249,321

	Internet Software & Services – 0.3%

154	Banff Merger Sub Inc, Term Loan	3.882%	3-Month LIBOR	3.750%	10/02/25	B2	153,355
289	Uber Technologies, Inc., Term Loan, First Lien B	3.584%	1-Month LIBOR	3.500%	4/04/25	B+	289,837
443	Total Internet Software & Services						443,192

	IT Services – 0.6%

35	CCC Intelligent Solutions Inc., Term Loan B	3.000%	3-Month LIBOR	2.500%	9/21/28	B1	35,011
215	Intrado Corporation, Term Loan	4.743%	2-Month LIBOR	4.000%	10/10/24	B2	212,295
250	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	250,312
422	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	BB-	422,975
922	Total IT Services						920,593

	Leisure Products – 0.1%

46	SRAM, LLC , Term Loan B	3.250%	3-Month LIBOR	2.750%	5/18/28	BB-	45,492
182	SRAM, LLC , Term Loan B	3.250%	6-Month LIBOR	2.750%	5/18/28	BB-	181,969
11	SRAM, LLC , Term Loan B	3.250%	1-Month LIBOR	2.750%	5/18/28	BB-	11,373
239	Total Leisure Product						238,834

	Life Sciences Tools & Services – 0.6%

195	Phoenix Newco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	195,275
746	PPD, Inc., Initial Term Loan	2.500%	1-Month LIBOR	2.000%	1/13/28	Ba2	745,940
941	Total Life Sciences Tools & Services						941,215

	Machinery – 0.5%

295	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	295,323
262	Standard Industries Inc/NJ, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	262,963
32	Vertical US Newco Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	32,098
246	Vertiv Group Corporation, Term Loan B	2.833%	1-Month LIBOR	2.750%	3/02/27	BB-	245,083
835	Total Machinery						835,467

	Marine – 0.1%

116	HGIM Corp., Exit Term Loan, (DD1)	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	86,726

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Media – 4.3%

$748	Cable One, Inc., Term Loan B4	2.084%	1-Month LIBOR	2.000%	5/03/28	BB+	$745,084
461	Charter Communications Operating, LLC, Term Loan B2	1.840%	1-Month LIBOR	1.750%	2/01/27	BBB-	458,531
439	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.629%	3-Month LIBOR	3.500%	8/21/26	B1	430,615
861	CSC Holdings, LLC, Term Loan	2.334%	1-Month LIBOR	2.250%	1/15/26	BB	851,323
98	CSC Holdings, LLC, Term Loan B1	2.334%	1-Month LIBOR	2.250%	7/17/25	BB	96,783
358	CSC Holdings, LLC, Term Loan B5	2.584%	1-Month LIBOR	2.500%	4/15/27	BB	354,858
28	Cumulus Media New Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	3/31/26	B	27,677
34	Diamond Sports Group, LLC, Term Loan	3.340%	1-Month LIBOR	3.250%	8/24/26	Caa1	21,213
646	DirecTV Financing, LLC, Term Loan	5.750%	3-Month LIBOR	5.000%	8/02/27	BBB-	647,143
415	iHeartCommunications, Inc., Term Loan	3.084%	1-Month LIBOR	3.000%	5/01/26	B+	412,068
188	Intelsat Jackson Holdings S.A., DIP Term Loan, (11)	5.392%	3-Month LIBOR	4.750%	7/13/22	N/R	189,686
311	Intelsat Jackson Holdings S.A., Term Loan B3, (11)	8.000%	1-Month LIBOR	4.750%	11/27/23	N/R	315,636
80	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.250%	1-Month LIBOR	4.750%	7/30/28	B2	80,343
79	Meredith Corporation, Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	80,802
386	Meredith Corporation, Term Loan B2	2.584%	1-Month LIBOR	2.500%	1/31/25	BB-	385,383
137	Nexstar Broadcasting, Inc., Term Loan B3	2.334%	1-Month LIBOR	2.250%	1/17/24	BBB-	137,594
32	Radiate Holdco, LLC, Term Loan	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	31,929
266	Sinclair Television Group Inc., Term Loan B1	2.340%	1-Month LIBOR	2.250%	1/03/24	Ba2	263,011
317	Springer Nature Deutschland GmbH, Term Loan B18	3.750%	1-Month LIBOR	3.000%	8/14/26	B+	317,741
750	Virgin Media Bristol LLC, Term Loan N	2.584%	1-Month LIBOR	2.500%	1/31/28	BB+	745,879
98	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	97,964
500	Ziggo Financing Partnership, Term Loan I	2.584%	1-Month LIBOR	2.500%	4/30/28	BB	496,528
7,232	Total Media						7,187,791

	Multiline Retail – 0.1%

215	EG America LLC, Term Loan	4.145%	3-Month LIBOR	4.000%	2/05/25	B-	214,596

	Oil, Gas & Consumable Fuels – 0.4%

49	DT Midstream, Inc, Term Loan B	2.500%	3-Month LIBOR	2.000%	6/10/28	Baa2	48,792
450	DT Midstream, Inc, Term Loan B	2.500%	6-Month LIBOR	2.000%	6/10/28	Baa2	450,387
156	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/27/26	B	156,799
655	Total Oil, Gas & Consumable Fuels						655,978

	Paper & Forest Products – 0.1%

114	Asplundh Tree Expert, LLC, Term Loan B	1.834%	1-Month LIBOR	1.750%	9/04/27	BBB-	113,573

	Personal Products – 0.2%

250	Conair Holdings, LLC, Term Loan B	4.250%	3-Month LIBOR	3.750%	5/17/28	B1	250,495
45	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	45,047
295	Total Personal Products						295,542

	Pharmaceuticals – 1.3%

440	Bausch Health Companies Inc., Term Loan B	3.084%	1-Month LIBOR	3.000%	6/02/25	BB	440,265
239	Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.000%	3-Month LIBOR	5.000%	3/25/28	B-	234,541
566	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	568,396

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Pharmaceuticals (continued)

$249	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	$250,000
22	Mallinckrodt International Finance S.A., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	D	20,279
624	Organon & Co, Term Loan	3.500%	3-Month LIBOR	3.000%	6/02/28	BB	625,775
2,140	Total Pharmaceuticals						2,139,256

	Professional Services – 0.9%

299	ASGN Incorporated, Term Loan B3	1.834%	1-Month LIBOR	1.750%	4/02/25	BBB-	298,703
645	Ceridian HCM Holding Inc., Term Loan B	2.572%	1-Week LIBOR	2.500%	4/30/25	B+	637,700
249	Dun & Bradstreet Corporation (The), Term Loan	3.336%	1-Month LIBOR	3.250%	2/08/26	BB+	248,867
274	Nielsen Finance LLC, Term Loan B4	2.083%	1-Month LIBOR	2.000%	10/04/23	BBB-	274,211
1,467	Total Professional Services						1,459,481

	Road & Rail – 0.9%

221	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	219,918
145	First Student Bidco Inc, Term Loan B	3.500%	2-Month LIBOR	3.000%	7/21/28	BB+	143,984
53	First Student Bidco Inc, Term Loan C	3.500%	3-Month LIBOR	3.000%	7/21/28	BB+	53,175
212	Fly Funding II S.a.r.l., Term Loan B	1.880%	3-Month LIBOR	1.750%	8/09/25	BB+	210,072
492	Genesee & Wyoming Inc. (New), Term Loan	2.132%	3-Month LIBOR	2.000%	12/30/26	BB+	490,037
281	Hertz Corporation, (The), Term Loan B, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	B+	281,271
53	Hertz Corporation, (The), Term Loan C, (DD1)	4.000%	1-Month LIBOR	3.500%	6/30/28	BB-	52,844
1,457	Total Road & Rail						1,451,301

	Semiconductors & Semiconductor Equipment – 0.3%

435	MKS Instruments, Inc., Term Loan B6	1.834%	1-Month LIBOR	1.750%	2/02/26	BB+	434,520

	Software – 2.6%

330	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	332,551
499	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	500,084
592	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	592,734
529	Informatica LLC,, Term Loan B	3.334%	1-Month LIBOR	3.250%	2/14/27	B1	528,335
121	MA FinanceCo., LLC, Term Loan B3	2.837%	1-Month LIBOR	2.750%	6/21/24	BB	119,539
126	McAfee, LLC, Term Loan B	3.837%	1-Month LIBOR	3.750%	9/29/24	BB+	126,524
256	Proofpoint, Inc., Term Loan, First Lien	3.750%	3-Month LIBOR	3.250%	8/31/28	BB-	254,976
80	RealPage, Inc, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	4/22/28	B+	79,842
813	Seattle Spinco, Inc., Term Loan B3	2.834%	1-Month LIBOR	2.750%	6/21/24	BB+	807,276
577	Sophia, L.P., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	579,359
146	SS&C European Holdings Sarl, Term Loan B4	1.834%	1-Month LIBOR	1.750%	4/16/25	BB+	144,871
193	SS&C Technologies Inc., Term Loan B3	1.834%	1-Month LIBOR	1.750%	4/16/25	BB+	191,314
125	ZoomInfo LLC, Term Loan B	3.084%	1-Month LIBOR	3.000%	2/01/26	BB	125,319
4,387	Total Software						4,382,724

	Specialty Retail – 0.4%

231	Birkenstock GmbH & Co. KG, Term Loan B, (DD1)	4.250%	3-Month LIBOR	3.750%	4/28/28	BB-	231,541
370	PetSmart, Inc., Term Loan B	4.500%	6-Month LIBOR	3.750%	2/12/28	BB-	371,321
601	Total Specialty Retail						602,862

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (9)	Value

	Technology Hardware, Storage & Peripherals–0.5%

$300	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	$299,878
244	NCR Corporation, Term Loan	2.630%	3-Month LIBOR	2.500%	8/28/26	BB+	242,542
249	Peraton Corp., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	249,333
793	Total Technology Hardware, Storage & Peripherals						791,753

	Transportation Infrastructure–0.1%

100	KKR Apple Bidco, LLC, Term Loan	3.500%	1-Month LIBOR	3.000%	7/13/28	B+	100,036

	Wireless Telecommunication Services–0.1%

249	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	250,025
50,293	Total Variable Rate Senior Loan Interests (cost $49,961,306)						50,074,243

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.7% (3.8% of Total Investments)

	Automobiles – 0.3%

$175	General Motors Financial Co Inc	5.700%	N/A (12)	BB+	$201,469
240	General Motors Financial Co Inc	6.500%	N/A (12)	BB+	270,600
415	Total Automobiles				472,069

	Banks – 2.9%

300	Bank of America Corp	6.500%	N/A (12)	BBB+	335,700
70	Bank of America Corp	6.300%	N/A (12)	BBB+	81,200
75	Bank of America Corp	6.100%	N/A (12)	BBB+	83,635
350	CIT Group Inc, (4)	5.800%	N/A (12)	Ba3	357,437
350	Citigroup Inc	6.250%	N/A (12)	BBB-	405,198
50	Citigroup Inc	4.000%	N/A (12)	BBB-	51,810
50	CoBank ACB	6.250%	N/A (12)	BBB+	57,162
575	JPMorgan Chase & Co, (4)	6.750%	N/A (12)	BBB+	631,062
50	M&T Bank Corp	5.125%	N/A (12)	Baa2	55,112
450	M&T Bank Corp, (4)	6.450%	N/A (12)	Baa2	491,062
550	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (13)	3.804%	N/A (12)	Baa2	551,343
245	Regions Financial Corp	5.750%	N/A (12)	BB+	273,249
200	SVB Financial Group	4.100%	N/A (12)	Baa2	205,560
500	Truist Financial Corp, (4)	4.950%	N/A (12)	Baa2	546,160
225	Wells Fargo & Co	5.875%	N/A (12)	Baa2	250,765
500	Zions Bancorp NA	7.200%	N/A (12)	BB+	540,970
4,540	Total Banks				4,917,425

	Capital Markets – 0.8%

125	Charles Schwab Corp	7.000%	N/A (12)	BBB	127,188
475	Charles Schwab Corp	5.375%	N/A (12)	BBB	527,844
150	Goldman Sachs Group Inc	3.650%	N/A (12)	BBB-	150,187
100	Goldman Sachs Group Inc	5.300%	N/A (12)	BBB-	110,270
236	Goldman Sachs Group Inc	4.950%	N/A (12)	BBB-	250,160
217	Northern Trust Corp	4.600%	N/A (12)	BBB+	237,845
1,303	Total Capital Markets				1,403,494

	Consumer Finance – 0.7%

484	Ally Financial Inc	4.700%	N/A (12)	BB-	503,355
325	American Express Co	3.550%	N/A (12)	Baa2	331,126
50	Capital One Financial Corp	3.950%	N/A (12)	Baa3	51,500
275	Discover Financial Services	5.500%	N/A (12)	Ba2	298,100
1,134	Total Consumer Finance				1,184,081

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	Diversified Financial Services – 0.3%

$275	American AgCredit Corp, 144A	5.250%	N/A (12)	BB+	$279,812
225	Voya Financial Inc	6.125%	N/A (12)	BBB-	240,548
500	Total Diversified Financial Services				520,360

	Food Products – 0.2%

300	Land O’ Lakes Inc, 144A	8.000%	N/A (12)	BB	323,250

	Insurance – 0.3%

250	Progressive Corp	5.375%	N/A (12)	BBB+	259,375
175	SBL Holdings Inc, 144A	6.500%	N/A (12)	BB	172,812
425	Total Insurance				432,187

	Multi-Utilities – 0.2%

300	Sempra Energy	4.875%	N/A (12)	BBB-	325,500
8,917	Total $1,000 Par (or similar) Institutional Preferred (cost $9,099,702)				9,578,366

Shares	Description (1)	Coupon	Ratings (9)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.4%(3.6% of Total Investments)

	Banks – 0.5%

225	Bank of America Corp	7.250%	BBB+	$324,545
295	Wells Fargo & Co	7.500%	Baa2	437,190
	Total Banks			761,735

	Health Care Technology – 1.0%

24,300	Change Healthcare Inc, (4)	6.000%	N/R	1,690,794

	Life Sciences Tools & Services – 1.4%

19,040	Avantor Inc, (4)	6.250%	N/R	2,397,326

	Semiconductors & Semiconductor Equipment – 2.5%
2,690	Broadcom Inc	8.000%	N/R	4,121,107
	Total Convertible Preferred Securities (cost $6,811,748)			8,970,962

Shares	Description (1)	Coupon	Ratings (9)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.5% (3.0% of Total Investments)

	Banks – 1.6%

5,000	Citigroup Inc	7.125%	BBB-	$139,650
4,625	CoBank ACB, (4), (5)	6.250%	BBB+	478,687
1,183	CoBank ACB, (5)	6.125%	BBB+	118,300
8,622	Fifth Third Bancorp	6.625%	Baa3	244,003
8,662	FNB Corp/PA	7.250%	Ba1	245,135
6,050	KeyCorp	6.125%	Baa3	183,920
5,900	People’s United Financial Inc	5.625%	BB+	167,560
6,844	Regions Financial Corp	6.375%	BB+	194,780
9,900	SVB Financial Group	5.250%	Baa2	268,884
16,300	US Bancorp	6.500%	Baa1	414,509
9,400	Western Alliance Bancorp, (3), (5)	4.250%	Ba1	244,024
	Total Banks			2,699,452

	Capital Markets – 0.6%

16,725	Morgan Stanley	7.125%	Baa3	476,830
5,400	Morgan Stanley	6.875%	Baa3	151,308
13,050	Stifel Financial Corp	6.250%	BB-	355,351
	Total Capital Markets			983,489

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Coupon	Ratings (9)	Value

	Consumer Finance – 0.3%

5,500	Capital One Financial Corp	5.000%	Baa3	$145,585
10,448	Synchrony Financial	5.625%	BB-	278,544
	Total Consumer Finance			424,129

	Electric Utilities – 0.2%

13,200	Duke Energy Corp	5.750%	BBB-	365,640

	Food Products – 0.4%

8,257	CHS Inc	7.875%	N/R	235,902
9,389	CHS Inc	7.100%	N/R	263,549
3,905	CHS Inc	6.750%	N/R	109,809
	Total Food Products			609,260

	Insurance – 1.0%

15,015	Allstate Corp	5.625%	BBB-	401,801
9,800	Athene Holding Ltd	6.350%	BBB	290,668
8,100	Athene Holding Ltd	6.375%	BBB	229,797
12,900	Enstar Group Ltd	7.000%	BB+	377,841
16,100	MetLife Inc, (4)	5.625%	Baa2	438,242
	Total Insurance			1,738,349

	Thrifts & Mortgage Finance – 0.4%

15,000	Federal Agricultural Mortgage Corp	5.700%	N/R	401,700
9,600	New York Community Bancorp Inc	6.375%	Ba2	274,944
	Total Thrifts & Mortgage Finance			676,644
	Total $25 Par (or similar) Retail Preferred (cost $7,091,966)			7,496,963

Shares	Description (1)	Value

	WARRANTS – 0.1% (0.1% of Total Investments)

	Entertainment – 0.0%

13,214	Cineworld Warrant, (5)	$4,863

	Oil, Gas & Consumable Fuels – 0.1%

1,706	Fieldwood Energy LLC, (5)	170,600
1,435	Fieldwood Energy LLC, (5)	12,915
2,765	Fieldwood Energy LLC, (5)	13,825
5,906	Total Oil, Gas & Consumable Fuels	197,340
	Total Warrants (cost $27,405)	202,203

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$26	iHeartCommunications Inc	8.375%	5/01/27	CCC+	$27,825
26	Total Corporate Bonds (cost $27,170)				27,825
	Total Long-Term Investments (cost $200,568,675)				242,297,087

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5% (2.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.4% of Total Investments)

$5,831	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $5,831,100, collateralized by $5,677,200, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $5,947,755	0.000%	10/01/21	$5,831,100

Shares	Description (1)	Coupon	Maturity	Value

	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)

7	BlackRock Liquidity Funds T-Fund Portfolio	0.005% (14)	N/A	$7
	Total Short-Term Investments (cost $5,831,107)			5,831,107
	Total Investments (cost $206,399,782) – 148.9%			248,128,194
	Borrowings – (45.4)% (15), (16)			(75,650,000)
	Other Assets Less Liabilities – (3.5)% (17)			(5,864,338)
	Net Assets Applicable to Common Shares – 100%			$166,613,856

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (18)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(2,594,325)	$(2,594,325)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$99,657,534	$66,278,446	$10,545	$165,946,525
Variable Rate Senior Loan Interests	—	50,074,243	—	50,074,243
$1,000 Par (or similar) Institutional Preferred	—	9,578,366	—	9,578,366
Convertible Preferred Securities	8,970,962	—	—	8,970,962
$25 Par (or similar) Retail Preferred	6,655,951	841,012	—	7,496,963
Warrants	—	202,203	—	202,203
Corporate Bonds	—	27,825	—	27,825

Short-Term Investments:
Repurchase Agreements	—	5,831,100	—	5,831,100
Investment Companies	7	—	—	7

Investments in Derivatives:
Interest Rate Swaps*	—	(2,594,325)	—	(2,594,325)
Total	$115,284,454	$130,238,870	$10,545	$245,533,869
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $41,863,988.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(10)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(11)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(12)	Perpetual security. Maturity date is not applicable.

(13)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(14)	The rate shown is the one-day yield as of the end of the reporting period.

(15)	Borrowings as a percentage of Total Investments is 30.5%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $157,386,225 have been pledged as collateral for borrowings.

(17)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(18)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.